Annual Total Returns	0 Months Ended
Mar. 29, 2012
(Institutional) | (Delaware Dividend Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	0.37%
Annual Return 2003	24.45%
Annual Return 2004	10.70%
Annual Return 2005	3.01%
Annual Return 2006	19.84%
Annual Return 2007	(3.69%)
Annual Return 2008	(32.31%)
Annual Return 2009	36.76%
Annual Return 2010	13.78%
Annual Return 2011	2.34%
(Retail) | (Delaware Dividend Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	0.37%
Annual Return 2003	24.36%
Annual Return 2004	10.43%
Annual Return 2005	2.66%
Annual Return 2006	19.65%
Annual Return 2007	(3.93%)
Annual Return 2008	(32.48%)
Annual Return 2009	36.43%
Annual Return 2010	13.50%
Annual Return 2011	2.08%
(Institutional) | (Delaware Small Cap Core Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(6.84%)
Annual Return 2003	42.70%
Annual Return 2004	21.39%
Annual Return 2005	5.44%
Annual Return 2006	17.06%
Annual Return 2007	(4.52%)
Annual Return 2008	(35.07%)
Annual Return 2009	27.35%
Annual Return 2010	28.72%
Annual Return 2011	0.58%
(Retail) | (Delaware Small Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2002	(6.84%)
Annual Return 2003	42.07%
Annual Return 2004	21.39%
Annual Return 2005	5.26%
Annual Return 2006	16.87%
Annual Return 2007	(4.76%)
Annual Return 2008	(35.24%)
Annual Return 2009	26.95%
Annual Return 2010	28.49%
Annual Return 2011	0.33%
(Institutional) | (Delaware Small Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(6.03%)
Annual Return 2003	42.16%
Annual Return 2004	21.37%
Annual Return 2005	8.96%
Annual Return 2006	15.67%
Annual Return 2007	(7.22%)
Annual Return 2008	(30.34%)
Annual Return 2009	32.31%
Annual Return 2010	31.30%
Annual Return 2011	(0.91%)
(Retail) | (Delaware Small Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(6.33%)
Annual Return 2003	41.73%
Annual Return 2004	21.04%
Annual Return 2005	8.61%
Annual Return 2006	15.35%
Annual Return 2007	(7.45%)
Annual Return 2008	(30.51%)
Annual Return 2009	31.99%
Annual Return 2010	30.95%
Annual Return 2011	(1.15%)